Assets Held For Sale and Discontinued Operations - Summary of Assets Held For Sale (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Property, plant and equipment (note 14)	€ 13,094	€ 12,690	€ 13,062
Intangible assets (note 15)	7,214	7,761	€ 7,820
Deferred income tax assets (note 27)	95	159
Inventories (note 20)	2,715	2,939
Cash and cash equivalents (note 23)	2,115	2,449
Assets held for sale	1,112
LIABILITIES
Interest-bearing loans and borrowings (note 24)	5
Deferred income tax liabilities (note 27)	1,666	€ 2,008
Liabilities associated with assets classified as held for sale	341
Assets and liabilities classified as held for sale [Member]
ASSETS
Property, plant and equipment (note 14)	104
Intangible assets (note 15)	372
Deferred income tax assets (note 27)	16
Inventories (note 20)	266
Trade and other receivables (note 20)	334
Cash and cash equivalents (note 23)	20
Assets held for sale	1,112
LIABILITIES
Trade and other payables (note 20)	306
Interest-bearing loans and borrowings (note 24)	5
Deferred income tax liabilities (note 27)	30
Liabilities associated with assets classified as held for sale	341
Net assets held for sale	€ 771